Gross Realized Gains and Gross Realized Losses from Sales of Available for Sale Securities and Dividends and Interest on Such Securities (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2015 INR (₨)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 INR (₨)	Mar. 31, 2013 INR (₨)
Schedule of Available-for-sale Securities [Line Items]
Gross realized gains on sale	₨ 5,484.3	$ 88.0	₨ 2,378.8	₨ 2,263.6
Gross realized losses on sale	(316.4)	(5.1)	(623.1)	(35.8)
Realized gains (losses), net	5,167.9	82.9	1,755.7	2,227.8
Dividends and interest	94,129.1	1,510.7	77,497.1	66,554.2
Total	₨ 99,297.0	$ 1,593.6	₨ 79,252.8	₨ 68,782.0